SHORT-TERM DEBT AND LONG-TERM DEBT - By Currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LOANS AND FINANCING
Total Loans and Financing	R$ 11,109,786	R$ 14,612,934
Brazilian Real (BRL)
LOANS AND FINANCING
Total Loans and Financing	461,187	1,245,988
U.S. Dollar (USD)
LOANS AND FINANCING
Total Loans and Financing	10,535,532	R$ 13,366,946
Other currencies
LOANS AND FINANCING
Total Loans and Financing	R$ 113,067